CONSIDERATION PAYABLE (Details Narrative) - USD ($) shares in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 27, 2021	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Common shares issued	2	1,421,418	1,421,418
Cash payment	$ 2,385,117	$ 120,000	$ 260,000
Acquire issued and outstanding shares	100.00%
Estimated fair value	$ 191,498
CutSew [Member]
Statement [Line Items]
Cash payment	116,405
Payment in common shares	970,045
Cut Sew 1 [Member]
Statement [Line Items]
Cash payment	116,405
Payment in common shares	970,045
Cut Sew 2 [Member]
Statement [Line Items]
Cash payment	186,249
Maximum payment in common shares	6,090,000
Estimated fair value of the contingent consideration	52,662
Payment in common shares	1,715,040
Cut Sew 3 [Member]
Statement [Line Items]
Cash payment	116,405
Payment in common shares	$ 970,045